Shareholder Report, Average Annual Return (Details)	12 Months Ended	15 Months Ended	36 Months Ended	41 Months Ended	46 Months Ended	60 Months Ended	69 Months Ended	101 Months Ended
	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025
C000215077
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FI Institutional Group ESG Fixed Income Fund for Retirement Plans
C000215078
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FI Institutional Group ESG Stock Fund for Retirement Plans
C000215079
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FI Institutional Group Fixed Income Fund for Retirement Plans
C000215080
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FI Institutional Group Stock Fund for Retirement Plans
C000234764
Average Annual Return [Line Items]
Line Graph and Table Measure Name	OneAscent Core Plus Bond ETF
C000237524
Average Annual Return [Line Items]
Line Graph and Table Measure Name	OneAscent Emerging Markets ETF
C000237525
Average Annual Return [Line Items]
Line Graph and Table Measure Name	OneAscent International Equity ETF
C000231861
Average Annual Return [Line Items]
Line Graph and Table Measure Name	OneAscent Large Cap Core ETF
C000249799
Average Annual Return [Line Items]
Line Graph and Table Measure Name	OneAscent Small Cap Core ETF
C000176086
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Tactical Multi-Purpose Fund
Without Sales Load [Member] | C000215077
Average Annual Return [Line Items]
Average Annual Return, Percent	3.06%					(0.31%)	0.65%
Without Sales Load [Member] | C000215078
Average Annual Return [Line Items]
Average Annual Return, Percent	13.75%					14.01%	15.06%
Without Sales Load [Member] | C000215079
Average Annual Return [Line Items]
Average Annual Return, Percent	3.09%					(0.10%)	0.81%
Without Sales Load [Member] | C000215080
Average Annual Return [Line Items]
Average Annual Return, Percent	15.55%					14.08%	15.13%
Without Sales Load [Member] | C000234764
Average Annual Return [Line Items]
Average Annual Return, Percent	3.35%			1.40%
Without Sales Load [Member] | C000237524
Average Annual Return [Line Items]
Average Annual Return, Percent	7.53%		9.97%
Without Sales Load [Member] | C000237525
Average Annual Return [Line Items]
Average Annual Return, Percent	18.95%		18.30%
Without Sales Load [Member] | C000231861
Average Annual Return [Line Items]
Average Annual Return, Percent	18.45%				8.68%
Without Sales Load [Member] | C000249799
Average Annual Return [Line Items]
Average Annual Return, Percent	2.54%	10.41%
Without Sales Load [Member] | C000176086
Average Annual Return [Line Items]
Average Annual Return, Percent	3.64%					1.98%		1.08%
ICE BofA U.S. Broad Market Bond
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. Broad Market Index
Average Annual Return, Percent	3.16%					(0.69%)	0.54%
MSCI ACWI IMI Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI IMI Index
Average Annual Return, Percent	15.48%					11.83%	11.34%
ICE BofA U.S. Broad Market Bond
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. Broad Market Index
Average Annual Return, Percent	3.16%					(0.69%)	0.54%
MSCI ACWI IMI Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI IMI Index
Average Annual Return, Percent	15.48%					11.83%	11.34%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.14%			1.10%
MSCI EM (EMERGING MARKETS) Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent	16.80%		12.15%
MSCI ACWI ex USA Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index
Average Annual Return, Percent	15.42%		15.94%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	15.88%				10.51%
S&P SmallCap 600 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P SmallCap 600<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	3.51%	10.04%
ICE BofA 3 Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return, Percent	4.51%					2.93%		2.39%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	15.88%	17.00%
Bloomberg U.S. Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Index
Average Annual Return, Percent	2.42%					(1.47%)		1.22%